STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Aug. 31, 2021	Jun. 30, 2021	Feb. 29, 2020	Dec. 31, 2023	Dec. 31, 2022	Aug. 10, 2023	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				55,000,000	55,000,000	59,000,000
Common stock par value				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized				4,000,000	0
Preferred stock par value				$ 0.0001	$ 0.0001
Preferred stock, shares issued				1,702	0
Preferred stock, shares outstanding				1,702	0
Number of warrants outstanding				25,975,001
Exercise price				$ 11.50
Number of shares issued				$ 1,512,260	$ 2,904,160
Proceeds from of common stock gross				$ 2,829,395	$ 3,000,760
Number of options granted				458,080	284,016
Options exercisable				$ 7.64
Weighted average exercise price				$ 6.19	$ 6.48		$ 6.09
Total options outstanding				3,659,015	3,216,408		2,932,392
Options were available for grant				$ 3.91	$ 10.42
Stock based compensation				$ 6,645,891	$ 6,942,653
Unrecognized stock-based compensation				$ 4,690,000
Omnibus Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reserved for common stock future issuance				19,802
2018 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reserved for common stock future issuance				2,320,897	2,320,897
2021 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of share based compensation	154,726
Nonvoting Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds				$ 18,598
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation				$ 1,280,970
Restricted Stock Units (RSUs) [Member] | Nonvoting Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares granted	148,950
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted				458,080	284,016
Options term				10 years	10 years
Options exercisable					$ 10.42
Number of options vested				35,000	42,643
Grant date fair value				$ 2,113,000	$ 4,774,000
Weighted average exercise price				$ 6.19
Options vesting period				3 years
Total options outstanding				3,659,015
Options were available for grant				$ 19,802
Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options vested				6,189
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price				$ 10.42
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price				$ 2.50
Jet Token Inc [Member] | Nonvoting Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price per share		$ 24	$ 9.69
Number of shares issued, shares		902,777	1,031,510		119,407
Number of shares sold during period				1,915
Proceeds from of common stock gross				$ 1,598,630	$ 2,901,106
Shares issued escrow funds				65,960
Escrow deposit				$ 6,724
Jet Token Inc [Member] | Nonvoting Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		$ 21,880,000	$ 10,000,000
Escrow [Member] | Nonvoting Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from of common stock gross					$ 15,544
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						55,000,000
Common stock par value						$ 0.0001
Reserved for common stock future issuance				3,284,488
Number of shares issued, shares				65,960	121,323
Number of shares issued				$ 7	$ 12
Common Stock [Member] | 2021 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of share based compensation					464,179
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reserved for common stock future issuance				148,950
Common Stock [Member] | Business Combination [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued upon the consummation of business combination				4,523,167
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized						4,000,000
Preferred stock par value						$ 0.0001
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants outstanding				5,760,000
Warrant [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reserved for common stock future issuance				237,030
Share price per share				$ 15.00
Warrant [Member] | Business Combination [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued upon the consummation of business combination				7,196,375